Debt - Summary of Information about the Equity and Liability Components of Notes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Accretion of debt in interest expense	$ 2,205	$ 1,997	$ 8,725
Convertible Debt
Debt Instrument [Line Items]
Contractual interest expense	7,627	8,036	9,420
Accretion of debt in interest expense	2,205	1,997	8,726
Total interest expense	$ 9,832	$ 10,033	$ 18,146